Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of Banks loans and acceptances [Line Items]
Residential mortgages	$ 300,255	$ 293,924
Consumer installment and other personal	207,610	206,152
Credit card	36,508	36,010
Business and government	311,889	301,389
Total Loans	856,262	837,475
Customers' liability under acceptances	19,558	19,733
Loans at FVOCI	1,990	2,353
Allowance for loan losses	6,644	6,432
Total loans and acceptances, net of allowance	871,166	853,129
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	877,810	859,561
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,644	$ 6,432